Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00004	$ 0.00004
Ordinary shares, shares authorized (in Shares)	1,250,000,000	1,250,000,000
Ordinary shares, shares issued (in Shares)	26,660,000	25,000,000
Ordinary shares, shares outstanding (in Shares)	26,660,000	25,000,000